[INVESCO ICON] INVESCO FUNDS                       INVESCO FUNDS GROUP, INC.
                                                   7800 East Union Avenue
                                                   Denver, Colorado  80237
                                                   Post Office Box 173706
                                                   Denver, Colorado  80217-3706
                                                   Telephone:  303-930-6300




November 15, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO SPECIALTY FUNDS, INC.
      1933 ACT NO. 033-79290
      1940 ACT NO. 811-8528
      CIK NO. 0000923705

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Specialty Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for INVESCO Realty Fund and INVESCO Telecommunications Fund and the Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940 to the Fund's Registration Statement, which was electronically filed pursuant to Rule 485(b) on November 12, 1999. This Post-Effective Amendment became effective November 12, 1999.

If you have any questions or comments,  please contact the  undersigned at
(303) 930-6526.

Sincerely,


/s/ James F. Lummanick
-------------------------
James F. Lummanick
Vice President and
Assistant General Counsel



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